UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22707

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 18.0%
BANKS 5.4%
Bank of America Corp., 4.00%, Series IV (FRN)	67,883	$1,394,317
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II (TruPS)(a)	515,000	12,931,650
HSBC USA, 4.9175%, Series G (FRN)(a)	292,949	6,816,923
US Bancorp, 3.50%, Series A, ($1,000 Par Value)(Convertible)(FRN)(a)	9,711	8,497,125
Zions Bancorp, 9.50%, due 12/29/49, Series C(a)	145,100	3,797,267
Zions Bancorp, 7.90%, Series F(a)	174,694	4,854,746
		38,292,028
BANKS—FOREIGN 0.5%
Deutsche Bank Contingent Capital Trust III, 7.60%(a)	120,000	3,187,200

ELECTRIC—INTEGRATED 3.8%
DTE Energy Co., 5.25%, due 12/1/62	97,400	2,461,785
Southern California Edison Co., 4.08%, Series D ($100 Par Value)(FRN)(a)	241,734	24,460,459
		26,922,244
FINANCE—INVESTMENT BANKER/BROKER 0.7%
Morgan Stanley, 4.00%, Series A (FRN)(a)	240,000	4,778,400

INSURANCE 5.3%
LIFE/HEALTH INSURANCE—FOREIGN 0.3%
Aegon NV, 4.00%, Series I (FRN)(a)	95,079	2,246,717

MULTI-LINE 2.4%
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	240,000	6,717,600
MetLife, 4.00%, Series A (FRN)(a)	400,000	9,968,000
		16,685,600
MULTI-LINE—FOREIGN 0.2%
ING Groep N.V., 8.50%	50,106	1,312,777

REINSURANCE 1.8%
Reinsurance Group of America, 6.20%, due 9/15/42(a)	496,700	13,102,946

REINSURANCE—FOREIGN 0.6%
Montpelier Re Holdings Ltd., 8.875%(a)	165,000	4,405,500
TOTAL INSURANCE		37,753,540

REAL ESTATE—DIVERSIFIED 2.3%
Colony Financial, 8.50%, Series A(a)	216,397	5,583,043
Forest City Enterprises, 7.375%, due 2/1/34(a)	242,253	5,874,635

	Number of Shares	Value
Winthrop Realty Trust, 7.75%, due 8/15/22(a)	190,171	$4,879,788
		16,337,466
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$125,038,359)		127,270,878

PREFERRED SECURITIES—CAPITAL SECURITIES 93.7%
BANKS 30.9%
BAC Capital Trust XIV, 4.00%, due 9/29/49, Series G, (FRN)	16,930,000	13,339,824
Bank of America Corp., 8.125%, due 12/29/49, Series M (FRN)	12,500,000	13,783,875
Goldman Sachs Capital II, 4.00%, due 6/1/43, (FRN)(a)	27,806,000	20,977,124
JP Morgan Chase & Co., 7.90%, due 4/29/49, Series I (FRN)(a)	56,500,000	64,399,435
Mellon Capital IV, 4.00%, due 6/29/49, Series 1 (FRN)(a)	12,195,000	10,955,866
RBS Capital Trust B, 6.80%, due 12/29/49(a)	11,112,000	9,389,640
USB Capital IX, 3.50%, due 10/29/49, (FRN)(a)	27,098,000	23,253,878
Wachovia Capital Trust III, 5.57%, due 3/29/49, (FRN)(a)	51,400,000	51,014,500
Wells Fargo & Co., 7.98%, due 3/29/49, Series K (FRN)	10,000,000	11,525,000
		218,639,142
BANKS—FOREIGN 22.4%
Banco do Brasil SA/Cayman, 9.25%, due 12/31/49, 144A(b)	23,000,000	27,485,000
Barclays Bank PLC, 10.179%, due 6/12/21, 144A(a),(b)	5,282,000	6,890,924
BNP Paribas SA, 7.781%, due 6/29/49 (France) (EUR)	1,000,000	1,295,202
BPCE SA, 9.00%, due 3/29/49 (France) (EUR)	7,000,000	8,927,883
Claudius Ltd., 7.875%, due 12/12/49(a)	3,500,000	3,689,875
Danske Bank A/S, 7.125%, due 9/21/37, (FRN)	2,000,000	2,041,000
Deutsche Bank Capital Funding Trust I, 3.33%, due 12/29/49, 144A (FRN)(b)	7,500,000	4,946,925
Erste Group Bank AG, 6.375%, due 3/28/23	7,500,000	7,464,375
HBOS Capital Funding LP, 6.85%, due 12/31/49(a)	5,000,000	3,975,000
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(a),(b)	6,895,000	9,446,150
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(b)	5,000,000	4,821,970
Lloyds TSB Bank PLC, 6.35%, due 12/31/49 (United Kingdom) (EUR)	3,000,000	2,794,983
Lloyds TSB Bank PLC, 11.875%, due 12/16/21, (FRN) (United Kingdom) (EUR)(a)	11,000,000	16,284,885
Rabobank Nederland, 8.40%, due 12/31/49	24,500,000	25,798,500
Royal Bank of Scotland Group PLC, 7.648%, due 8/29/49(a)	4,000,000	3,920,000
Royal Bank of Scotland PLC, 9.50%, due 3/16/22, (FRN)(a)	8,000,000	8,982,896

	Number of Shares	Value
UBS AG, 7.625%, due 8/17/22(a)	19,000,000	$19,900,163
		158,665,731
ELECTRIC—INTEGRATED 0.6%
RWE AG, 7.00%, due 10/12/72(a)	4,160,000	4,338,422

FINANCE 9.3%
DIVERSIFIED FINANCIAL SERVICES 8.0%
Credit Suisse Group Guernsey I Ltd., 7.875%, due 2/24/41	14,000,000	14,311,500
General Electric Capital Corp., 7.125%, due 12/15/49, Series A(a)	38,000,000	42,513,298
		56,824,798
MULTI-LINE—FOREIGN 1.3%
Old Mutual PLC, 8.00%, due 6/3/21 (United Kingdom) (GBP)(a)	5,000,000	8,844,870
TOTAL FINANCE		65,669,668

INSURANCE 23.9%
LIFE/HEALTH INSURANCE 6.7%
American General Capital II, 8.50%, due 7/1/30, (TruPS)(a)	11,304,000	13,958,168
American General Institutional Capital A, 7.57%, due 12/1/45, 144A(a),(b)	10,000,000	11,250,000
American General Institutional Capital B, 8.125%, due 3/15/46, 144A(a),(b)	4,770,000	5,640,525
Aviva PLC, 8.25%, due 4/29/49(a)	8,600,000	9,212,879
Lincoln National Corp., 7.00%, due 5/17/66(a)	1,990,000	2,022,337
Principal Financial Group, 5.563%, Series A	55,013	5,322,508
		47,406,417
LIFE/HEALTH INSURANCE—FOREIGN 1.3%
Aegon NV, 1.709%, due 7/29/49, ($100 Par Value) (FRN)	14,500,000	6,887,500
Prudential PLC, 7.75%, due 6/23/16(a)	2,400,000	2,586,000
		9,473,500
MULTI-LINE 1.2%
ING Capital Funding Trust III, 3.96%, due 12/31/49, (FRN)(a)	3,329,000	3,076,053
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(b)	2,000,000	2,370,000
Nationwide Mutual Insurance Co, 5.81%, due 12/15/24, 144A(a),(b)	3,125,000	2,879,500
		8,325,553

	Number of Shares	Value
MULTI-LINE—FOREIGN 2.7%
AXA SA, 8.60%, due 12/15/30(a)	4,000,000	$4,848,688
AXA SA, 2.292%, due 10/29/49, (FRN) (France) (EUR)	5,000,000	2,843,172
AXA SA, 6.463%, due 12/31/49, 144A(a),(b)	12,102,000	11,224,605
		18,916,465
PROPERTY CASUALTY 2.9%
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(a),(b)	14,555,000	13,900,025
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A(a),(b)	6,000,000	6,673,932
		20,573,957
REINSURANCE—FOREIGN 9.1%
Aquarius + Investments PLC, 8.25%, due 12/31/49	17,000,000	17,724,693
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(b),(c)	24,000,000	23,610,000
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A(a),(b)	15,000,000	15,211,680
Swiss Re Capital I LP, 6.854%, due 5/29/49, 144A(a),(b)	8,000,000	8,146,496
		64,692,869
TOTAL INSURANCE		169,388,761

INTEGRATED TELECOMMUNICATIONS SERVICES 0.4%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(b)	2,421	3,077,696

OIL & GAS EXPLORATION & PRODUCTION 1.9%
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (Australia) (EUR)(a)	10,300,000	13,600,003

PIPELINES 3.3%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)	3,100,000	3,514,405
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B(a)	15,000,000	16,818,735
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)	3,000,000	3,385,299
		23,718,439
UTILITIES 1.0%
ELECTRIC UTILITIES 0.8%
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	5,000,000	5,493,195

MULTI-UTILITIES 0.2%
Dominion Resources, 2.662%, due 9/30/66, (FRN)(a)	1,400,000	1,281,858
TOTAL UTILITIES (Identified cost—$6,721,239)		6,775,053
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$647,332,254)		663,872,915

		Principal Amount	Value
CORPORATE BONDS 3.0%
INSURANCE—PROPERTY CASUALTY 0.7%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(b)		$5,000,000	$5,224,925

INTEGRATED TELECOMMUNICATIONS SERVICES 2.3%
Citizens Communications Co., 9.00%, due 8/15/31(a)		15,000,000	16,087,500
TOTAL CORPORATE BONDS (Identified cost—$20,756,919)			21,312,425

		Number of Shares
SHORT-TERM INVESTMENTS 17.1%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)		60,600,000	60,600,000
Federated Government Obligations Fund, 0.02%(d)		60,600,000	60,600,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$121,200,000)			121,200,000

TOTAL INVESTMENTS (Identified cost—$914,327,532)	131.8%		933,656,218

LIABILITIES IN EXCESS OF OTHER ASSETS	(31.8)		(225,026,865)

NET ASSETS (Equivalent to $24.49 per share based on 28,935,935 shares of common stock outstanding)	100.0%		$708,629,353

Note: Percentages indicated are based on the net assets of the Fund.

(a)	A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $354,205,389 in aggregate has been pledged as collateral.

(b)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 23.0% of the net assets of the Fund, of which 0.0% are illiquid.
(c)	A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $2,498,725 in aggregate has been segregated as collateral.
(d)	Rate quoted represents the seven-day yield of the fund.

Forward foreign currency exchange contracts outstanding at September 30, 2012 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers, Harriman	EUR	271,686	USD	354,700	10/2/12	$5,570
Brown Brothers, Harriman	EUR	476,459	USD	609,186	10/2/12	(3,087)
Brown Brothers, Harriman	EUR	1,125,291	USD	1,406,580	10/2/12	(39,475)
Brown Brothers, Harriman	EUR	2,887,969	USD	3,770,908	10/2/12	59,724
Brown Brothers, Harriman	EUR	21,710,461	USD	27,376,891	10/2/12	(522,131)
Brown Brothers, Harriman	EUR	3,158,584	USD	4,095,231	11/2/12	35,061
Brown Brothers, Harriman	EUR	5,000,000	USD	6,438,450	11/2/12	11,251
Brown Brothers, Harriman	EUR	27,450,116	USD	35,317,319	11/2/12	31,849
Brown Brothers, Harriman	GBP	5,407,530	USD	8,586,347	10/2/12	(145,729)
Brown Brothers, Harriman	GBP	5,482,670	USD	8,851,222	11/2/12	(1,367)
Brown Brothers, Harriman	USD	8,730,998	GBP	5,407,530	10/2/12	1,078
Brown Brothers, Harriman	USD	34,050,761	EUR	26,471,866	10/2/12	(33,097)
						$(600,353)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
TruPS	Trust Preferred Securities
USD	United States Dollar

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.  Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended September 30, 2012.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities - $25 Par Value - Electric - Integrated	$26,922,244	$—	$26,922,244	$—
Preferred Securities - $25 Par Value - Other Industries	100,348,634	100,348,634	—	—
Preferred Securities - Capital Securities - Banks - Foreign	158,665,731	—	151,201,356	7,464,375	(a)
Preferred Securities - Capital Securities — Insurance - Life/Health Insurance - Foreign	9,473,500	—	2,586,000	6,887,500	(a)
Preferred Securities - Capital Securities — Insurance - Multi-Line - Foreign	18,916,465	—	16,073,293	2,843,172	(a)
Preferred Securities - Capital Securities — Other Industries	476,817,219	—	476,817,219	—
Corporate Bonds	21,312,425	—	21,312,425	—
Money Market Funds	121,200,000	—	121,200,000	—
Total Investments(b)	$933,656,218	$100,348,634	$816,112,536	$17,195,048
Forward foreign currency exchange contracts	144,533	—	144,533	—
Total Appreciation in Other Financial Instruments(b)	$144,533	$—	$144,533	$—
Forward foreign currency exchange contracts	(744,886)	—	(744,886)	—
Total Depreciation in Other Financial Instruments(b)	$(744,886)	$—	$(744,886)	$—

(a) Valued utilizing independent broker quotes.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. Such items include investments for which the determination of fair value is based on prices from prior transactions, reputable dealers or third party pricing services without applying any adjustment.

	Total Investments in Securities	Preferred Securities - Capital Securities - Banks - Foreign	Preferred Securities - Capital Securities - Life/Health Insurance - Foreign	Preferred Securities - Capital Securities - Insurance - Multi-Line - Foreign
Balance as of July 27, 2012(a)	$—	$—	$—	$—
Purchases	17,002,837	7,500,000	6,943,750	2,559,087
Accretion	14,298	—	10,554	3,744
Change in unrealized appreciation (depreciation)	177,912	(35,625)	(66,804)	280,341
Balance as of September 30, 2012	$17,195,047	$7,464,375	$6,887,500	$2,843,172

(a) Commencement of operations.

The change in unrealized appreciation/depreciation attributable to securities owned on September 30, 2012 which were valued using significant unobservable inputs (Level 3) amounted to $177,912.

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2012:

Forward foreign currency exchange contracts	$(600,353)

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the period ended September 30, 2012:

Forward Foreign
Currency Exchange
Contracts
Average Notional Amount	$46,036,020
Ending Notional Amount	$54,702,222

Forward Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts (forward contracts) to hedge or manage these exposures. Forward contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.  The risks include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Note 3. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$914,327,532
Gross unrealized appreciation	$20,548,440
Gross unrealized depreciation	(1,219,754)
Net unrealized appreciation	$19,328,686

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: November 28, 2012